Employee Benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Benefits
Medical and welfare defined contribution plan	¥ 38,183	¥ 21,869	¥ 8,504
Other employee benefits	969	2,741	2,340
Total	¥ 39,152	¥ 24,610	¥ 10,844